Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
Summary of Capitalisation and Ratio

As at December 31, 2024 and 2023, these ratios were as follows:

	2024	2023
Long-term debt	$812,469	$914,830
Equity attributable to shareholders	1,677,472	1,575,662
Total capitalization	$2,489,941	$2,490,492
Long-term debt to long-term debt plus equity ratio	0.33	0.37